Borrowings (Details) - Schedule of borrowings - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule Of Borrowings Abstract
Senior secured promissory note		$ 1,000,000
Loan from directors	36,358	36,851
Loan from a related party	1,304	1,304
Total	$ 37,662	$ 1,038,155